Accruals (Tables)	12 Months Ended
Dec. 31, 2024
Forekast limited [member]
IfrsStatementLineItems [Line Items]
Schedule of accurals
	2024	2023
	USD	USD

Statutory accruals	45,050	32,425
Other accruals	63,396	25,759
	108,446	58,184